Income Tax	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Income tax
9.	Income tax

The Company and its subsidiaries are subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

The Company and its subsidiary, Everbright International, are domiciled in the Cayman Islands and the British Virgin Islands respectively. Both companies currently enjoy permanent income tax holidays; accordingly, both companies do not accrue for income taxes.

The Company’s operating subsidiary, Metaverse incorporated in Hong Kong is subject to an income tax rate of 8.25% for first HK$2,000,000 assessable profits and 16.5% for the assessable profits thereafter.

	Years ended December 31,
Provision for income tax	2024	2023
Current
Hong Kong	$151,155	$128,700

Deferred
Hong Kong	(13,765)	28,347
Total	$137,390	$157,047

Numerical reconciliation of income tax expenses to prima facie tax payable:

	Years ended December 31,
	2024	2023
Profit before income tax	$516,820	$1,082,610

Tax effect at the Hong Kong profits tax rate of 16.5%	$85,275	$178,631
Tax effect of preferential tax rate	(21,100)	(20,595)
Tax effect of non-assessable income	(153)	(605)
Tax effect of non-deductible expenses	73,560	-
Tax effect of tax rebate	(192)	(384)

Total	$137,390	$157,047

	Years ended December 31,
Effective income tax rate (%)		2023
Effective income tax rate – Hong Kong	26.58%	14.51%

There were no material unrecognized temporary differences and unsettled tax position.

The components of deferred tax assets their movements were as follows:

	Property, plant and equipment	Intangible assets	Total
Balance as of January 1, 2023	$798	$27,882	$28,680

Charged to statement of operations	144	28,203	28,347

Balance as of December 31, 2023	$942	$56,085	$57,027

Charged to statement of operations	86	(13,851)	(13,765)

Balance as of December 31, 2024	$1,028	$42,234	$43,262